Annual Fund Operating Expenses - iShares MSCI USA Small-Cap Quality Factor ETF - iShares MSCI USA Small-Cap Quality Factor ETF	Mar. 17, 2026	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.20%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	Based on estimated amounts for the current fiscal year.